COMMITMENTS AND CONTINGENT LIABILITIES Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 10, 2011
Commitments and Contingent Liabilities [Line Items]
Operating Leases, Rent Expense	$ 191	$ 186	$ 195
Limited Liability Partnership Interest Acquisition Percentage				10.90%
Limited Liability Partnership Interest Acquisition Cost				845
Investment in limited partnership	$ 437	$ 360	$ 0